Retirement Benefits (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	$ 5,110	$ 4,934	$ 4,054
Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	255	270	270
Domestic Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	1,012	1,027
Domestic Equities [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	54	115
International Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	519	594
International Equities [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	48	44
Global Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	322	352
Fixed Income [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	2,158	1,631
Fixed Income [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	144	96
High Yield Fixed Income [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	144	136
Hedge Funds [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	249	276
Hedge Funds [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		1
Private Equity [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	46	48
Real Estate [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	196	156
Real Estate [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		14
Global Tactical Asset Allocation [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	91	98
Real Estate and Other [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	6
Cash and Cash Equivalents [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	80	571
Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	1,281	1,342
Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	15	1
Fair Value, Inputs, Level 1 [Member] | Domestic Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	765	781
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	118	126
Fair Value, Inputs, Level 1 [Member] | Global Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	322	351
Fair Value, Inputs, Level 1 [Member] | Fixed Income [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	40	34
Fair Value, Inputs, Level 1 [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	15	1
Fair Value, Inputs, Level 1 [Member] | Real Estate [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	35	46
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	1	4
Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	3,042	3,080
Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	237	268
Fair Value, Inputs, Level 2 [Member] | Domestic Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	247	246
Fair Value, Inputs, Level 2 [Member] | Domestic Equities [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	54	115
Fair Value, Inputs, Level 2 [Member] | International Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	401	468
Fair Value, Inputs, Level 2 [Member] | International Equities [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	48	44
Fair Value, Inputs, Level 2 [Member] | Global Equities [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		1
Fair Value, Inputs, Level 2 [Member] | Fixed Income [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	2,082	1,542
Fair Value, Inputs, Level 2 [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	129	95
Fair Value, Inputs, Level 2 [Member] | High Yield Fixed Income [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	144	136
Fair Value, Inputs, Level 2 [Member] | Hedge Funds [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		2
Fair Value, Inputs, Level 2 [Member] | Private Equity [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		3
Fair Value, Inputs, Level 2 [Member] | Real Estate [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		20
Fair Value, Inputs, Level 2 [Member] | Real Estate [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		14
Fair Value, Inputs, Level 2 [Member] | Global Tactical Asset Allocation [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	91	98
Fair Value, Inputs, Level 2 [Member] | Real Estate and Other [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	6
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	77	564
Fair Value, Inputs, Level 3 [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	494	468	464
Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	494	467
Fair Value, Inputs, Level 3 [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	0	1
Fair Value, Inputs, Level 3 [Member] | Domestic Equities [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	0
Fair Value, Inputs, Level 3 [Member] | International Equities [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	0
Fair Value, Inputs, Level 3 [Member] | Fixed Income [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	36	55	96
Fair Value, Inputs, Level 3 [Member] | Fixed Income [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	36	55
Fair Value, Inputs, Level 3 [Member] | Fixed Income [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	0
Fair Value, Inputs, Level 3 [Member] | Hedge Funds [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	249	275	291
Fair Value, Inputs, Level 3 [Member] | Hedge Funds [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	249	274
Fair Value, Inputs, Level 3 [Member] | Hedge Funds [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets		1
Fair Value, Inputs, Level 3 [Member] | Private Equity [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	46	45	43
Fair Value, Inputs, Level 3 [Member] | Private Equity [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	46	45
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	161	90	31
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	161	90
Fair Value, Inputs, Level 3 [Member] | Real Estate and Other [Member] | Postretirement Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	0
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits [Member]
Pension and postretirement plan assets carried at fair value
Fair value of pension and postretirement plan assets	$ 2	$ 3